Borrowings	6 Months Ended
Jun. 30, 2019
Borrowings [Abstract]
Borrowings

NOTE 6 – BORROWINGS

Borrowings as of June 30, 2019 and December 31, 2018 consisted of the following:

	June 30, 2019	December 31, 2018
Term Loan B facility	$339,327	$418,538
Credit facilities	102,759	75,671

Total debt	$442,086	$494,209
Financial liabilities	50,997	24,842

Total borrowings	$493,083	$519,051
Less: Long-term unamortized discount	(3,786)	(6,629)
Less: Current portion of long-term borrowings, net	(11,680)	(26,804)
Less: Deferred finance costs, net	(4,234)	(4,937)

Long-term borrowings, net	$473,383	$480,681

As of June 30, 2019, the total borrowings, net of deferred finance fees and discount under the Navios Partners’ credit facilities were $485,063.

Term Loan B Facility: In June 2013, Navios Partners completed the issuance of the $250,000 Term Loan B Facility. On October 31, 2013 and November 1, 2013, Navios Partners completed the issuance of an $189,500 add-on to its existing Term Loan B Facility.

On March 14, 2017, Navios Partners completed the issuance of a new $405,000 Term Loan B Facility. The new Term Loan B Facility bears an interest rate of LIBOR plus 500 bps, it is set to mature on September 14, 2020 and is repayable in equal quarterly installments of 1.25% of the initial principal amount. Navios Partners used the net proceeds of the Term Loan B Facility to: (i) refinance the existing Term Loan B Facility; and (ii) pay fees and expenses related to the Term Loan B Facility. Following the refinancing of the Term Loan B Facility, an amount of $1,880 and $1,275, was written-off from the deferred finance fees and discount, respectively. On August 10, 2017, Navios Partners completed the issuance of a $53,000 add-on to its existing Term Loan B Facility. The add-on to the Term Loan B Facility bore the same terms as the Term Loan B Facility. Navios Partners used the net proceeds to partially finance the acquisition of three vessels.

The Term Loan B Facility is secured by first priority mortgages covering certain vessels owned by subsidiaries of Navios Partners, in addition to other collateral, and guaranteed by each subsidiary of Navios Partners.

The Term Loan B Facility requires maintenance of a loan to value ratio of 0.8 to 1.0, and other restrictive covenants customary for facilities of this type (subject to negotiated exceptions and baskets), including restrictions on indebtedness, liens, acquisitions and investments, restricted payments and dispositions. The Term Loan B Facility also provides for customary events of default, prepayment and cure provisions.

During the year ended December 31, 2018, four drybulk vessels were released from security of the Term Loan B Facility and in exchange, five drybulk vessels and $2,000 in cash substituted the released vessels, as collateral to the Term Loan B Facility. In April and May 2019, Navios Partners prepaid $73,478 and released five vessels from the collateral package of the Term Loan B Facility. Following these prepayments, an amount of $482 and $1,002 was written-off from the deferred finance fees and discount, respectively. As of June 30, 2019, the outstanding balance of the Term Loan B Facility was $335,541, net of discount of $3,786. Following these prepayments, there are no installments due and the outstanding balance of $339,327 is fully repayable on the final maturity date. The final maturity date is September 14, 2020 (see Note 18 — Subsequent Events).

BNP Credit Facility: On June 26, 2017, Navios Partners entered into a new credit facility with BNP PARIBAS (the “BNP Credit Facility”) of up to $32,000 (divided into two tranches) in order to partially finance the acquisition of the Navios Ace and the Navios Sol. On June 28, 2017, the first tranche of BNP Credit Facility of $17,000 was drawn. On July 18, 2017, the second tranche of BNP Credit Facility of $15,000 was drawn. On December 13, 2018, Navios Partners repaid the outstanding balance of the first tranche in the amount of $15,070. Following this repayment, an amount of $117 was written-off from the deferred finance fees. On April 9, 2019, Navios Partners amended the existing BNP Credit Facility, in order to refinance two vessels and replace the existing collateral under the BNP Credit Facility. As of June 30, 2019, the outstanding balance of the BNP Credit Facility was $11,929 and is repayable in nine equal consecutive quarterly installments of $569 each, with a final balloon payment of $6,808 to be repaid on the last repayment date. The facility matures in the third quarter of 2021 and bears interest at LIBOR plus 300 bps per annum.

DVB Credit Facilities: On June 28, 2017, Navios Partners entered into a new credit facility with DVB Bank S.E. (the “DVB Credit Facility”) of up to $39,000 (divided into four tranches) in order to refinance the Commerzbank/DVB Credit Facility dated July 2012 and an additional amount of $7,000 to partially finance the acquisition of the Navios Prosperity I. The amounts of $7,000 and $32,000 were drawn on June 30, 2017 and November 3, 2017, respectively. On July 2, 2018, Navios Partners repaid the outstanding balance of the three tranches in the amount of $20,200. Following this repayment, an amount of $209 was written-off from the deferred finance fees. On April 15, 2019, Navios Partners fully repaid the outstanding balance of $12,250. Following this repayment, an amount of $94 was written-off from the deferred finance fees.

On July 31, 2018, Navios Partners entered into a new credit facility with DVB Bank S.E. (the “DVB $44m Credit Facility”) of up to $44,000 (divided into two tranches) in order to finance the acquisition of the Navios Sphera and the Navios Mars. The amounts of $17,500 and $26,500 were drawn on August 30, 2018. As of June 30, 2019, the outstanding balance of the DVB $44m Credit Facility was $41,607 and is repayable in 17 equal consecutive quarterly installments of $798 each, with a final balloon payment of $28,050 to be repaid on the last repayment date. The facility matures in the third quarter of 2023 and bears interest at LIBOR plus 290 bps per annum.

On February 12, 2019, Navios Partners entered into a new credit facility with DVB Bank S.E. (the “February 2019 Credit Facility”) of up to $66,000 (divided into four tranches) in order to refinance the DVB Credit Facility dated June 28, 2017 and three Capesize vessels previously included in the Term Loan B collateral package. On April 15, 2019, Navios Partners drew the two tranches of $15,675 each. As of June 30, 2019, the outstanding balance of the DVB Credit Facility was $31,350 and is repayable in eight quarterly installments of $1,112 each and 12 quarterly installments of $922 each, with a final balloon payment of $11,400 each, to be repaid on the last repayment date. The facility matures in the first quarter of 2024 and bears interest at LIBOR plus 260 bps per annum.

Nordea/Skandinaviska Enskilda/NIBC Credit Facility: On March 26, 2018, Navios Partners entered into a new credit facility with Nordea Bank AB, Skandinaviska Enskilda BanKen AB and NIBC Bank N.V. (the “March 2018 Credit Facility”) of up to $14,300 (divided into two tranches) in order to partially finance the acquisition of the Navios Symmetry and the Navios Altair I. On May 18, 2018, the first tranche of the March 2018 Credit Facility of $7,150 was drawn. On June 1, 2018 the second tranche of the March 2018 Credit Facility of $7,150 was drawn. On December 13, 2018, Navios Partners repaid the outstanding balance of the second tranche in the amount of $6,554. Following this repayment, an amount of $95 was written-off from the deferred finance fees. As of June 30, 2019, the outstanding balance of the March 2018 Credit Facility was $5,958 and is repayable in 16 equal consecutive quarterly installments of $298 each, with a final balloon payment of $1,190 to be repaid on the last repayment date. The facility matures in the second quarter of 2023 and bears interest at LIBOR plus 300 bps per annum.

NIBC Credit Facility: On December 28, 2018, Navios Partners entered into a new credit facility with NIBC Bank N.V. (the “December 2018 Credit Facility”) of up to $28,500 (divided into three tranches) in order to refinance three Ultra-Handymax vessels, previously included in the Term Loan B collateral package. On May 8, 2019, the first tranche of the December 2018 Credit Facility of approximately $11,915 was drawn. As of June 30, 2019, the outstanding balance of the December 2018 Credit Facility was $11,915 and is repayable in 18 equal consecutive quarterly installments of $253 each, with a final balloon payment of $7,358 to be repaid on the last repayment date. The facility matures in the fourth quarter of 2023 and bears interest at LIBOR plus 275 bps over annum.

DNB Credit Facility: On April 5, 2019, Navios Partners entered into a new credit facility with DNB Bank ASA (the “April 2019 Credit Facility”) of up to $40,000 (divided into two tranches) in order to refinance two Capesize vessels, previously included in the Term Loan B collateral package. The credit facility has a term of approximately five years and bears interest at LIBOR plus 275 bps per annum. As of June 30, 2019, no amount had been drawn under this facility.

Amounts drawn under the credit facilities are secured by first preferred mortgages on certain Navios Partners’ vessels and other collateral and are guaranteed by the respective vessel-owning subsidiaries. The credit facilities contain a number of restrictive covenants that prohibit or limit Navios Partners from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; charging, pledging or encumbering the vessels; changing the flag, class, management or ownership of Navios Partners’ vessels; changing the commercial and technical management of Navios Partners’ vessels; selling or changing the beneficial ownership or control of Navios Partners’ vessels; not maintaining Navios Holdings’ (or its affiliates) ownership in Navios Partners of at least 15.0%; and subordinating the obligations under the credit facilities to any general and administrative costs relating to the vessels, including the fixed daily fee payable under the management agreement.

The credit facilities require compliance with a number of financial covenants, including: (i) maintain a required security amount ranging over 120% to 135%; (ii) minimum free consolidated liquidity in an amount equal to at least $500 to $650 per owned vessel; (iii) maintain a ratio of EBITDA to interest expense of at least 2.00:1.00; (iv) maintain a ratio of total liabilities or total debt to total assets (as defined in our credit facilities) ranging of less than 0.75; and (v) maintain a minimum net worth to $135,000.

It is an event of default under the credit facilities if such covenants are not complied with in accordance with the terms and subject to the prepayments or cure provisions of the facilities.

As of June 30, 2019, Navios Partners was in compliance with the financial covenants and/or the prepayment and/or the cure provisions as applicable in each of its credit facilities.

Financial Liabilities: In December 2018, the Company entered into two sale and leaseback agreements of $25,000 in total, with unrelated third parties for the Navios Fantastiks and the Navios Beaufiks. Navios Partners has a purchase obligation to acquire the vessels at the end of the lease term and under ASC 842-40, the transfer of the vessels was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessels from its balance sheet and accounted for the amounts received under the sale and leaseback agreements as a financial liability. Navios Partners is obligated to make 69 and 60 consecutive monthly payments of approximately $161 and $155 each, commencing as of December 2018. As of June 30, 2019, the outstanding balance under the sale and leaseback agreements of the Navios Fantastiks and Navios Beaufiks was $23,896 in total. The agreements mature in the third quarter of 2024 and fourth quarter of 2023, respectively, with a purchase obligation of $6,300 per vessel on the last repayment date.

On April 5, 2019, the Company entered into a new sale and leaseback agreement of $20,000, with unrelated third parties for the Navios Sol, a 2009-built Capesize vessel of 180,274 dwt. Navios Partners has a purchase obligation to acquire the vessel at the end of the lease term and under ASC 842-40, the transfer of the vessel was determined to be a failed sale. Navios Partners is obligated to make 120 consecutive monthly payments of approximately $190 each, commencing as of April 2019. On April 11, 2019, the amount of $20,000 was drawn. As of June 30, 2019, the outstanding balance under the sale and leaseback agreement of the Navios Sol was $19,738 in total. The agreement matures in the second quarter of 2029, with a purchase obligation of $6,300 on the last repayment date.

On June 7, 2019, the Company entered into a new sale and leaseback agreement of $7,500, with unrelated third parties for the Navios Sagittarius, a 2006-built Panamax vessel of 75,756 dwt. Navios Partners has a purchase obligation to acquire the vessel at the end of the lease term and under ASC 842-40, the transfer of the vessel was determined to be a failed sale. Navios Partners is obligated to make 36 consecutive monthly payments of approximately $178 each, commencing as of June 2019. On June 28, 2019, the amount of $7,500 was drawn. As of June 30, 2019, the outstanding balance under the sale and leaseback agreement of the Navios Sagittarius was $7,363 in total. The agreement matures in the second quarter of 2022, with a purchase obligation of $2,000 on the last repayment date.

The Financial Liabilities have no financial covenants.

The maturity table below reflects the gross principal payments due under its credit facilities for the 12-month periods ended June 30:

Year	Amount
2020	$16,977
2021	356,638
2022	23,836
2023	14,060
2024 and thereafter	81,572

Total	$493,083